Litigation and Other Matters	12 Months Ended
Sep. 29, 2012
Litigation and Other Matters
13.	Litigation and Other Matters

On May 22, 2009, Conceptus, Inc. filed suit in the United States District Court for the Northern District of California seeking a declaration by the Court that the Company’s planned importation, use, sale or offer to sell of our forthcoming Adiana Permanent Contraception System would infringe five Conceptus patents. On July 9, 2009, Conceptus filed an amended complaint alleging infringement of the same five patents by the Adiana system. The complaint sought preliminary and permanent injunctive relief and unspecified monetary damages. In addition to the amended complaint, Conceptus also filed a motion for preliminary injunction seeking to preliminarily enjoin sales of the Adiana System based on alleged infringement of certain claims of three of the five patents which was subsequently denied by the Court. A trial was held from October 3, 2011 through October 14, 2011 related to the asserted claims. On October 17, 2011, the jury returned a verdict in favor of Conceptus and awarded damages to Conceptus in the amount of $18.8 million. On April 29, 2012, the Company entered into a license and settlement agreement with Conceptus in which Conceptus agreed to forgo the $18.8 million jury award in consideration of the Company agreeing to a permanent injunction against the manufacture, sale and distribution of the Adiana product. The Company also granted Conceptus a royalty bearing license to its intellectual property related to the Adiana product.

On June 9, 2010, Smith & Nephew, Inc. filed suit against Interlace, which the Company acquired on January 6, 2011, in the United States District Court for the District of Massachusetts. In the complaint, it is alleged that the Interlace MyoSure hysteroscopic tissue removal device infringes U.S. patent 7,226,459. The complaint seeks permanent injunctive relief and unspecified damages. A Markman hearing on claim construction was held on November 9, 2010, and a ruling was issued on April 21, 2011. On November 22, 2011, Smith & Nephew, Inc. filed suit against the Company in the United States District Court for the District of Massachusetts. In the complaint, it is alleged that use of the MyoSure hysteroscopic tissue removal system infringes U.S. patent 8,061,359. The complaint seeks preliminary and permanent injunctive relief and unspecified damages. On January 17, 2012, at a hearing on Smith & Nephew’s motion for preliminary injunction with respect to the suit filed on November 22, 2011, the judge did not issue an injunction, consolidated the two matters for a single trial and scheduled a trial on the merits for both claims for June 25, 2012. A case management conference held on February 14, 2012 resulted in the trial being rescheduled to begin on August 20, 2012. On March 15, 2012, the Court heard summary judgment arguments related to the ‘459 patent and claim construction arguments related to the ‘359 patent. On June 5, 2012, the Court denied Smith & Nephew’s request for summary judgment of infringement, denied Smith & Nephew’s request for preliminary injunction, and denied the Company’s requests for summary judgment of non-infringement and invalidity. On September 4, 2012, following a two week trial, the jury returned a verdict of infringement of both the ‘459 and ‘359 patents and assessed damages of $4.0 million. The court has not yet entered judgment adopting the jury’s finding. Based in part on the fact the United States Patent and Trademark Office (“USPTO) has taken up a re-examination of both the ‘359 and ‘459 patents rejecting all previously issued claims, including all claims asserted against the MyoSure product, the Company has filed post trial motions seeking to reverse the jury’s rulings. A bench trial regarding the Company’s assertion of inequitable conduct on the part of Smith & Nephew with regard to the ‘359 originally scheduled for October 29, 2012 was postponed. A new date has not yet been set. The Court has indicated that until ruling on the inequitable conduct issue, it will not consider either party’s post trial motions. At this time, based on available information regarding this litigation, the Company does not believe a loss is probable and is unable to reasonably assess the ultimate outcome of this case or determine an estimate, or a range of estimates, of potential losses, beyond the pending jury verdict. The purchase and sale agreement associated with the acquisition of Interlace includes an indemnification provision that provides for the reimbursement of a portion of legal expenses in defense of the Interlace intellectual property. The Company has the right to collect certain amounts set aside in escrow and, as applicable, offset contingent consideration payments of qualifying legal costs. The Company is recording legal fees incurred for this suit pursuant to the indemnification provision net within accrued expenses.

On February 10, 2012, C.R. Bard (as acquirer of SenoRx, Inc. “SenoRx”) filed suit against the Company in the United States District Court for the District of Delaware. In the complaint, it is alleged that the Company’s MammoSite product infringes SenoRx’s U.S. Patents 8,079,946 and 8,075,469. The complaint seeks permanent injunctive relief and unspecified damages. On September 4, 2012 and October 16, 2012 the USPTO took up a re-examination of the ‘946 and ‘469 patents respectively. With respect to the ‘469 patent, all previously issued claims were rejected and for the ‘846 patent all but four claims were rejected. Based on the actions of the USPTO, the Company has filed a motion seeking to stay all litigation proceedings pending the outcome of the USPTO’s re-examination of both patents in suit. At this time, based on available information regarding this litigation, the Company is unable to reasonably assess the ultimate outcome of this case or determine an estimate, or a range of estimates, of potential losses.

On March 6, 2012, Enzo Life Sciences, Inc. (“Enzo”) filed suit against the Company in the United States District Court for the District of Delaware. In the complaint, it is alleged that certain of the Company’s molecular diagnostics products, including without limitation products based on its proprietary Invader chemistry such as Cervista HPV high risk and Cervista HPV 16/18, infringe Enzo’s U.S. Patent 6,992,180. The complaint seeks permanent injunctive relief and unspecified damages. The Company was formally served with the complaint on July 3, 2012, but no hearing has been scheduled. In January 2012, Enzo filed suit against Gen-Probe in the United States District Court for the District of Delaware. In that complaint, it is alleged that certain of Gen-Probe’s diagnostics products, including products that incorporate Gen-Probe’s patented HPA technology such as the APTIMA Combo 2 and APTIMA HPV assays, infringe Enzo’s U.S. Patent 6,992,180. The complaint seeks permanent injunctive relief and unspecified damages. At this time, based on available information regarding this litigation, the Company is unable to reasonably assess the ultimate outcome of this case or determine an estimate, or a range of estimates, of potential losses.

In October 2009, Gen-Probe filed a patent infringement action against Becton Dickinson (“BD”) in the United States District Court for the Southern District of California. The complaint alleges that BD’s Viper™ XTR™ testing system infringes five of Gen-Probe’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The complaint also alleges that BD’s ProbeTec™ Female Endocervical and Male Urethral Specimen Collection Kits for Amplified Chlamydia trachomatis/Neisseria gonorrhea (CT/GC) DNA assays used with the Viper XTR testing system infringe two of Gen-Probe’s U.S. patents covering penetrable caps for specimen collection tubes. The complaint seeks monetary damages and injunctive relief. In March 2010, Gen-Probe filed a second complaint for patent infringement against BD in the United States District Court for the Southern District of California alleging that BD’s BD MAX System™ (formerly known as the HandyLab Jaguar system) infringes four of Gen-Probe’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The second complaint also seeks monetary damages and injunctive relief. In June 2010, these two actions were consolidated into a single legal proceeding. On September 28, 2012, the Court issued rulings on each party’s motions for summary judgment. As part of those rulings the Court found that BD’s accused products infringe nineteen claims of four of the asserted patents. The remaining issues, including BD’s invalidity contentions are scheduled to be heard in a jury trial beginning on December 4, 2012.

A number of lawsuits have been filed against the Company, Gen-Probe, and Gen-Probe’s board of directors. These include: (1) Teamsters Local Union No. 727 Pension Fund v. Gen-Probe Incorporated, et al. (Superior Court of the State of California for the County of San Diego); (2) Timothy Coyne v. Gen-Probe Incorporated, et al. (Delaware Court of Chancery); and (3) Douglas R. Klein v. John W. Brown, et al. (Delaware Chancery Court). The two Delaware actions have been consolidated into a single action titled: In re: Gen-Probe Shareholders Litigation. The suits were filed after the announcement of our acquisition of Gen-Probe on April 30, 2012 as putative stockholder class actions. Each of the actions assert similar claims alleging that Gen-Probe’s board of directors failed to adequately discharge its fiduciary duties to shareholders by failing to adequately value Gen-Probe’s shares and ensure that Gen-Probe’s shareholders received adequate consideration in our acquisition of Gen-Probe, that the acquisition was the product of a flawed sales process, and that the Company aided and abetted the alleged breach of fiduciary duty. The plaintiffs demand, among other things, a preliminary and permanent injunction enjoining our acquisition of Gen-Probe and rescinding the transaction or any part thereof that has been implemented. On May 24, 2012, the plaintiffs in the Delaware action filed an amended complaint, adding allegations that the disclosures in Gen-Probe’s preliminary proxy statement were inadequate. The defendants in the Delaware action answered the complaint on June 4, 2012. On July 18, 2012, the parties in the Delaware action entered into a memorandum of understanding regarding a proposed settlement of the litigation. The proposed settlement is conditioned upon, among other things, the execution of an appropriate stipulation of settlement, consummation of the merger, and final approval of the proposed settlement by the Delaware Court of Chancery. On July 9, 2012, the plaintiffs in the California action filed a motion for voluntary dismissal without prejudice. On July 12, 2012, the California Superior Court entered an order dismissing the California complaint without prejudice.

The Company is a party to various other legal proceedings and claims arising out of the ordinary course of its business. The Company believes that except for those described above there are no other proceedings or claims pending against it the ultimate resolution of which would have a material adverse effect on its financial condition or results of operations. In all cases, at each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under ASC 450, Contingencies. Legal costs are expensed as incurred.

Litigation-related Settlement Charge

On October 5, 2007, Ethicon Endo-Surgery, Inc. (“Ethicon”), a Johnson & Johnson operating company, filed a complaint against Hologic and its wholly-owned subsidiary Suros in the United States District Court for the Southern District of Ohio, Western Division. The complaint alleged that certain of the ATEC biopsy systems manufactured and sold by Suros infringed Ethicon patents, and sought to enjoin Hologic and Suros from conducting acts of unfair competition and infringing the patents as well as the recovery of unspecified damages and costs. On August 6, 2009, Ethicon filed a second complaint against the Company and its wholly-owned subsidiary Suros in the United States District Court for the District of Delaware. The complaint alleged that certain of the Eviva biopsy systems manufactured and sold by Suros infringed Ethicon patents and sought to enjoin Hologic and Suros from infringing the patents as well as recovery of damages and costs resulting from the alleged infringement. On February 17, 2010, the Company entered into a settlement agreement with Ethicon relating to the two lawsuits previously filed by Ethicon, and one previously filed by Hologic against Ethicon. As a result of the settlement agreement, all outstanding litigation between the parties was dismissed, without acknowledgement of liability by either party. While details of the agreement are confidential, under the terms of the settlement agreement, Ethicon agreed to pay Hologic ongoing royalties for sales of its Mammotome magnetic resonance imaging product. In addition, the Company agreed to pay Ethicon a one-time payment of $12.5 million, plus ongoing royalties for sales of its ATEC and EVIVA hand pieces. The Company recorded the $12.5 million charge in the second quarter of fiscal 2010.

In fiscal 2012 and 2011, the Company settled minor litigation cases resulting in charges of $0.5 million and $0.8 million respectively.